Document and Entity Information	Jun. 21, 2023
Prospectus:
Document Type	497
Document Period End Date	May 31, 2022
Entity Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2023
Document Effective Date	Jun. 21, 2023
Prospectus Date	Sep. 28, 2022
MFS Moderate Allocation Fund | A
Prospectus:
Trading Symbol	MAMAX
MFS Moderate Allocation Fund | R4
Prospectus:
Trading Symbol	MAMJX
MFS Moderate Allocation Fund | B
Prospectus:
Trading Symbol	MMABX
MFS Moderate Allocation Fund | C
Prospectus:
Trading Symbol	MMACX
MFS Moderate Allocation Fund | I
Prospectus:
Trading Symbol	MMAIX
MFS Moderate Allocation Fund | R1
Prospectus:
Trading Symbol	MAMFX
MFS Moderate Allocation Fund | R2
Prospectus:
Trading Symbol	MARRX
MFS Moderate Allocation Fund | R3
Prospectus:
Trading Symbol	MAMHX
MFS Moderate Allocation Fund | R6
Prospectus:
Trading Symbol	MAMPX